Other information about investments (Details 10)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 SAR (ر.س)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 GHS (GH₵)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000						€ 4,005,000,000
In Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 36,149
In Italy [Member] | Subsidiaries One [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Nazionale per la Gestione Raccolta e Trattamento degli Oli Minerali Usati
Registered office		Rome
Country of operation		Italy
Consolidation or valutation method	[1]	F.V.
In Italy [Member] | Subsidiaries One [Member] | ENI SPAs [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		12.43%
In Italy [Member] | Subsidiaries One [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.57%
In Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 360,000,000
In Italy [Member] | Subsidiaries Two [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name	[2]	Societa Italiana Oleodotti di Gaeta SpA
Registered office		Rome
Country of operation		Italy
Consolidation or valutation method	[1]	F.V.
In Italy [Member] | Subsidiaries Two [Member] | ENI SPAs [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		72.48%
In Italy [Member] | Subsidiaries Two [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		27.52%
Outside Italy [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Tema Lube Oil Co Ltd
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 89.199
Outside Italy [Member] | Subsidiaries One [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		BFS Berlin Fuelling Services GbR
Registered office		Hamburg (Germany)
Country of operation		Germany
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries One [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Subsidiaries One [Member] | Eni Deutsch GmbH [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Deutsch.GmbH
% Ownership		12.50%
Outside Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Share capital | $			$ 3,028,749
Outside Italy [Member] | Subsidiaries Two [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Compania de Economia Mixta ‘Austrogas’
Registered office		Cuenca (Ecuador)
Country of operation		Ecuador
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Two [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		86.69%
Outside Italy [Member] | Subsidiaries Two [Member] | Eni Ecuador SA [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Ecuador SA
% Ownership		13.31%
Outside Italy [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 3,954,196.40
Outside Italy [Member] | Subsidiaries Three [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Dépôt Pétrolier de Fos SA
Registered office		Fos-Sur-Mer (France)
Country of operation		France
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Three [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		83.19%
Outside Italy [Member] | Subsidiaries Three [Member] | Eni France Sarl [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni France Sàrl
% Ownership		16.81%
Outside Italy [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 207,500
Outside Italy [Member] | Subsidiaries Four [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Dépôt Pétrolier de la Côte d’Azur SAS
Registered office		Nanterre (France)
Country of operation		France
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Four [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		82.00%
Outside Italy [Member] | Subsidiaries Four [Member] | Eni France Sarl [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni France Sàrl
% Ownership		18.00%
Outside Italy [Member] | Subsidiaries Five [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Joint Inspection Group Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £	[3]			£ 0
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Five [Member] | ENI SPAs [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		12.50%
Outside Italy [Member] | Subsidiaries Five [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Share capital | ر.س					ر.س 1,200,000,000
Outside Italy [Member] | Subsidiaries Six [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Saudi European Petrochemical Company 'IBN ZAHR'
Registered office		Al Jubail (Saudi Arabia)
Country of operation		Saudi Arabia
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Six [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		90.00%
Outside Italy [Member] | Subsidiaries Six [Member] | Ecofuel SpA [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Ecofuel SpA
% Ownership		10.00%
Outside Italy [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 40,000
Outside Italy [Member] | Subsidiaries Seven [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		S.I.P.G. Société Immobilier Pétrolier de Gestion Snc
Registered office		Tremblay-En-France (France)
Country of operation		France
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Seven [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Subsidiaries Seven [Member] | Eni France Sarl [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni France Sàrl
% Ownership		12.50%
Outside Italy [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 175,713
Outside Italy [Member] | Subsidiaries Eight [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Sistema Integrado de Gestion de Aceites Usados
Registered office		Madrid (Spain)
Country of operation		Spain
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Eight [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		84.56%
Outside Italy [Member] | Subsidiaries Eight [Member] | Eni Iberia SLU [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Iberia SLU
% Ownership		15.44%
Outside Italy [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 4.953
Outside Italy [Member] | Subsidiaries Nine [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Tanklager - Gesellschaft Tegel (TGT) GbR
Registered office		Hamburg (Germany)
Country of operation		Germany
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Nine [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Subsidiaries Nine [Member] | Eni Deutsch GmbH [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Deutsch.GmbH
% Ownership		12.50%
Outside Italy [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Share capital | SFr						SFr 3,259,500
Outside Italy [Member] | Subsidiaries Ten [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Company name		TAR - Tankanlage Ruemlang AG
Registered office		Ruemlang (Switzerland)
Country of operation		Switzerland
Consolidation or valutation method	[1]	F.V.
Outside Italy [Member] | Subsidiaries Ten [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		83.73%
Outside Italy [Member] | Subsidiaries Ten [Member] | Eni Suisse SA [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Suisse SA
% Ownership		16.27%
Outside Italy [Member] | Subsidiaries Eleven [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Registered office		Accra (Ghana)
Country of operation		Ghana
Share capital | GH₵							GH₵ 258,309
Outside Italy [Member] | Subsidiaries Eleven [Member] | Third parties [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		88.00%
Outside Italy [Member] | Subsidiaries Eleven [Member] | Eni International BV [Member] | Italy [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni International BV
% Ownership		12.00%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
[2]	The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.
[3]	Shares without nominal value.